INCOME AND SOCIAL CONTRIBUTION TAXES - Rollforward of deferred tax assets (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Rollforward of net balance of deferred income tax
Beginning balance	R$ 8,729,929	R$ 8,676,432
Tax loss	105,779	143,868
Negative tax basis of social contribution	50,938	81,662
Provision for judicial liabilities	(40,548)	16,245
Reversal of operating provisions and other losses	(54,550)	(53,467)
Exchange rate variation	(1,605,656)	442,296
Derivative gains ("MtM")	(1,509,322)	(110,140)
Amortization of fair value adjustment on business combination	5,537	22,996
Unrealized profit on inventories	16,675	122,041
Lease	(33,545)	86,306
Goodwill - Tax benefit on unamortized goodwill	(138,307)	(276,614)
Property, plant and equipment - deemed cost	47,470	68,783
Accelerated tax depreciation	37,952	80,187
Borrowing cost	(31,846)	10,637
Fair value of biological assets	(6,972)	(225,586)
Deferred taxes on the result of associates abroad	(170,135)	(33,893)
Credits on exclusion of ICMS from the PIS/COFINS tax base	3,906	(154,468)
Other temporary differences	(3,561)	(167,356)
Ending balance	R$ 5,403,744	R$ 8,729,929